INVESTMENTS - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2023
Debt Securities, Available-for-Sale [Line Items]
Impairment charges	¥ 42,000,000	$ 0
Yibon
Debt Securities, Available-for-Sale [Line Items]
Equity securities without readily determinable fair values, percentage			30.00%